Provision for Income Taxes (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014
Balance, beginning of the year	$ 0	$ 0
Addition based on tax positions related to prior years	21	0
Addition based on tax positions related to current year	79	0
Balance, end of year	$ 100	$ 0